INCOME TAXES - Deferred tax assets and liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning balance	$ 238	$ 113
Net income statement movement	82	212
Held for sale	0	(46)
Other movements	(34)	(41)
Deferred tax liability (asset) ending balance	286	238
Property and equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning balance	(82)	(100)
Net income statement movement	23	(45)
Held for sale	0	35
Other movements	11	28
Deferred tax liability (asset) ending balance	(48)	(82)
Intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning balance	59	36
Net income statement movement	14	59
Held for sale	0	(13)
Other movements	(9)	(23)
Deferred tax liability (asset) ending balance	64	59
Trade receivables
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning balance	21	32
Net income statement movement	5	(20)
Held for sale	0	7
Other movements	(2)	2
Deferred tax liability (asset) ending balance	24	21
Provisions
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning balance	15	17
Net income statement movement	(2)	7
Held for sale	0	(7)
Other movements	(1)	(2)
Deferred tax liability (asset) ending balance	12	15
Accounts payable
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning balance	36	90
Net income statement movement	25	32
Held for sale	0	(65)
Other movements	(7)	(21)
Deferred tax liability (asset) ending balance	54	36
Withholding tax on undistributed earnings
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning balance	(29)	(98)
Net income statement movement	8	69
Held for sale	0	0
Other movements	2	0
Deferred tax liability (asset) ending balance	(19)	(29)
Tax losses and other balances carried forwards
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning balance	2,600	2,626
Net income statement movement	149	41
Held for sale	0	(3)
Other movements	(290)	(64)
Deferred tax liability (asset) ending balance	2,459	2,600
Non-recognized deferred tax assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning balance	(2,395)	(2,498)
Net income statement movement	(147)	57
Held for sale	0	0
Other movements	265	46
Deferred tax liability (asset) ending balance	(2,277)	(2,395)
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning balance	13	8
Net income statement movement	7	12
Held for sale	0	0
Other movements	(3)	(7)
Deferred tax liability (asset) ending balance	$ 17	$ 13